UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21098

LMP Real Estate Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888) 777-0102

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

LMP REAL ESTATE INCOME FUND INC.

FORM N-Q

MARCH 31, 2010

Schedule of investments (unaudited)

March 31, 2010

LMP REAL ESTATE INCOME FUND INC.

SECURITY		SHARES	VALUE
COMMON STOCKS — 59.7%
Apartments — 7.0%
Camden Property Trust		129,800	$5,403,574
Equity Residential		60,000	2,349,000
UDR Inc.		141,059	2,488,281
Total Apartments			10,240,855
Diversified — 0.9%
Dundee Real Estate Investment Trust		52,000	1,325,535
Health Care — 10.1%
HCP Inc.		155,000	5,115,000
Nationwide Health Properties Inc.		90,300	3,174,045
OMEGA Healthcare Investors Inc.		235,000	4,580,150
Senior Housing Properties Trust		90,000	1,993,500
Total Health Care			14,862,695
Industrial — 5.4%
DCT Industrial Trust Inc.		375,000	1,961,250
First Potomac Realty Trust		398,700	5,992,461
Total Industrial			7,953,711
Industrial/Office - Mixed — 2.7%
Liberty Property Trust		115,000	3,903,100
Lodging/Resorts — 1.2%
Hospitality Properties Trust		70,000	1,676,500
Office — 12.2%
BioMed Realty Trust Inc.		112,000	1,852,480
Highwoods Properties Inc.		60,400	1,916,492
HRPT Properties Trust		500,000	3,890,000
Kilroy Realty Corp.		155,000	4,780,200
Mack-Cali Realty Corp.		155,600	5,484,900
Total Office			17,924,072
Regional Malls — 4.6%
Glimcher Realty Trust		106,600	540,462
Macerich Co.		163,500	6,263,685
Total Regional Malls			6,804,147
Retail - Free Standing — 5.4%
National Retail Properties Inc.		220,000	5,022,600
Realty Income Corp.		93,000	2,854,170
Total Retail - Free Standing			7,876,770
Shopping Centers — 6.7%
Kimco Realty Corp.		90,000	1,407,600
Kite Realty Group Trust		397,900	1,882,067
Primaris Retail Real Estate Investment Trust		220,000	3,639,049
Regency Centers Corp.		75,000	2,810,250
Total Shopping Centers			9,738,966
Specialty — 3.5%
Entertainment Properties Trust		125,000	5,141,250
TOTAL COMMON STOCKS (Cost — $76,190,136)			87,447,601

	RATE
PREFERRED STOCKS — 40.1%
Apartments — 3.2%
Apartment Investment & Management Co., Cumulative: Series U	7.750%	70,000	1,642,200
Series Y	7.875%	70,000	1,665,300
BRE Properties Inc., Series C	6.750%	60,000	1,365,000
Total Apartments			4,672,500
Diversified — 7.8%
Duke Realty Corp., Series M	6.950%	175,000	3,965,500

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

March 31, 2010

LMP REAL ESTATE INCOME FUND INC.

SECURITY	RATE	SHARES	VALUE
Diversified — continued
LBA Realty Fund LP	8.750%	90,000	$2,385,000	(a)
PS Business Parks Inc., Cumulative Redeemable, Series O	7.375%	45,000	1,081,800
PS Business Parks Inc., Series M	7.200%	75,000	1,765,500
Vornado Realty Trust, Cumulative Redeemable, Series G	6.625%	100,000	2,220,000
Total Diversified			11,417,800
Health Care — 2.6%
HCP Inc., Series F	7.100%	100,000	2,353,000
OMEGA Healthcare Investors Inc., Cumulative Redeemable, Series D	8.375%	55,000	1,425,050
Total Health Care			3,778,050
Lodging/Resorts — 4.7%
Hospitality Properties Trust, Cumulative Redeemable, Series B	8.875%	71,100	1,798,830
LaSalle Hotel Properties, Cumulative Redeemable, Series G	7.250%	52,900	1,155,997
Strategic Hotels Capital Inc., Series B	8.250%	94,300	1,712,724
Sunstone Hotel Investors Inc., Cumulative Redeemable, Series A	8.000%	100,100	2,314,812
Total Lodging/Resorts			6,982,363
Office — 4.4%
BioMed Realty Trust Inc., Series A	7.375%	130,000	3,165,500
Brandywine Realty Trust, Series D	7.375%	46,400	1,076,016
Corporate Office Properties Trust, Cumulative Redeemable, Series J	7.625%	40,000	960,000
HRPT Properties Trust, Cumulative Redeemable, Series B	8.750%	51,183	1,297,489
Total Office			6,499,005
Regional Malls — 2.5%
Glimcher Realty Trust, Cumulative Redeemable, Series F	8.750%	85,000	1,912,500
Taubman Centers Inc., Cumulative Redeemable, Series H	7.625%	70,000	1,736,875
Total Regional Malls			3,649,375
Retail - Free Standing — 2.6%
National Retail Properties Inc., Cumulative Redeemable, Series C	7.375%	85,000	2,054,663
Realty Income Corp., Cumulative Redeemable, Series E	6.750%	70,000	1,733,900
Total Retail - Free Standing			3,788,563
Shopping Centers — 9.0%
Cedar Shopping Centers Inc., Cumulative Redeemable, Series A	8.875%	50,000	1,219,500
Developers Diversified Realty Corp., Cumulative Redeemable, Class G	8.000%	13,300	320,264
Kimco Realty Corp., Series G	7.750%	209,100	5,283,957
Urstadt Biddle Properties Inc., Cumulative, Series C	8.500%	63,800	6,397,545
Total Shopping Centers			13,221,266
Storage — 3.3%
Public Storage Inc., Cumulative Redeemable, Series L	6.750%	200,000	4,828,000
TOTAL PREFERRED STOCKS (Cost — $63,670,170)			58,836,922
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $139,860,306)			146,284,523

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

March 31, 2010

LMP REAL ESTATE INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENT — 0.2%
Repurchase Agreement — 0.2%
Interest in $14,228,000 joint tri-party repurchase agreement dated 3/31/10 with Barclays Capital Inc.; Proceeds at maturity - $341,000; (Fully collateralized by various U.S. government obligations, 3.875% due 4/15/29; Market value - $347,822) (Cost - $341,000)	0.010%	4/1/10	$341,000	$341,000
TOTAL INVESTMENTS — 100.0% (Cost — $140,201,306#)				146,625,523
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

LMP Real Estate Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is high current income and the Fund’s secondary objective is capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$87,447,601	—	—	$87,447,601
Preferred stocks:
Diversified	9,032,800	2,385,000	—	11,417,800
Lodging/Resorts	1,798,830	5,183,533	—	6,982,363
Regional Malls	1,912,500	1,736,875	—	3,649,375
Retail-Free Standing	1,733,900	2,054,663	—	3,788,563
Other Preferred stocks	32,998,821	—	—	32,998,821
Total long-term investments	134,924,452	11,360,071	—	146,284,523
Short-term investment†	—	341,000	—	341,000
Total investments	$134,924,452	$11,701,071	—	$146,625,523
Other financial instruments:
Interest rate swaps‡	—	$(422,439)	—	$(422,439)
Total	$134,924,452	$11,278,632	—	$146,203,084

Notes to Schedule of Investments (unaudited) (continued)

† See Schedule of Investments for additional detailed categorizations.

‡ Values include any premiums paid or received with respect to swap contracts.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked to market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Schedule of Investments.

Interest Rate Swaps.

The Fund may enter into interest rate swap contracts.  Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income. Interest rate swaps are marked to market daily based upon quotations from market makers. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(d) Concentration Risk.  The Fund invests in securities related to the real estate industry and is subject to the risks of real estate markets, including fluctuating property values, changes in interest rates and other mortgage- related risks.

(e) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$15,518,825
Gross unrealized depreciation	(9,094,608)
Net unrealized appreciation	$6,424,217

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2010, the Fund had the following open swap contracts:

SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND‡	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID/ (RECEIVED)	UNREALIZED APPRECIATION/ DEPRECIATION
Interest Rate Swaps:
Wachovia Bank, N.A.	$5,000,000	7/22/12	4.500%	1-Month LIBOR	—	$(372,813)
Wachovia Bank, N.A.	5,000,000	12/5/10	3.840%	1-Month LIBOR	—	(120,221)
Wachovia Bank, N.A.	5,000,000	11/25/14	2.395%	1-Month LIBOR	—	15,512
Wachovia Bank, N.A.	5,000,000	11/25/16	2.915%	1-Month LIBOR	—	55,083
Total	$20,000,000					$(422,439)

‡  Percentage shown is an annual percentage rate.

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2010.

Primary Underlying Risk Disclosure	Swap Contracts, at value
Interest Rate Contracts	(422,439)
Other Contracts	—
Total	(422,439)

During the period ended March 31, 2010, the Fund had average notional balances in interest rate swap contracts of $20,000,000.

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund.  Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

As of March 31, 2010, the total value of swap positions with credit related contingent features in a net liability position was $422,439. If a contingent feature would have been triggered as of March 31, 2010, the Fund would have been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its derivative transactions.

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Real Estate Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	May 26, 2010